RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	275,800,439	328,973,166
Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	124,182,314	174,821,215
Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	49,616,576	53,246,587
Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,788,444	32,385,056
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,213,105	68,520,308
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,761,174	1,105,723
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	245,457,924	307,752,748
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606	1,049,910
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149	234,470,422
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	173,341,149	234,470,422
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,932,054	59,225,849
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,932,054	59,225,849
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79,998,235	90,628,898
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,555,229	7,779,290
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,700,316	35,442,629
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,831,413	19,562,990
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,911,277	27,843,989
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	74,293,894	89,097,129
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	74,293,894	89,097,129
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	841,507	617,201
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	538,387	513,538
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	301,996	102,703
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,124	960
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775	73,282,326
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	72,116,775	73,282,326
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,211,511	10,711,817
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,179,455	8,969,747
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	771,719	1,171,437
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	77,350	504,694
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,182,987	65,939
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	30,206,039	24,453,744
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,118,373	2,889,421
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,036,815	10,765,842
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,878,016	5,362,568
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,172,835	5,435,913
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	36,093,722	38,637,925
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	356,759	200,635
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,550,122	3,817,290
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,144,997	6,333,080
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31,041,844	28,286,920
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,444,130	2,988,857
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,387	57,865
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	90,521	283,853
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	140,578	217,949
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,200,644	2,429,190
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,529,748	3,812,550
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	178,136	82,034
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,439,502	1,026,949
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	485,447	294,017
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,426,663	2,409,550
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,293,930	7,752,969
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,155,257	5,538,451
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	145,183	358,081
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,993,490	1,856,437
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,950,270	990,414
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	860,852	434,100
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	579,886	277,799
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	230,643	109,758
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	278,889	168,757
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568	55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568	55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,399	55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,531	33,156
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	516	4
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 3,352	$ 22,653